Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000071391_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.06%
C000071391_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.77%
C000071391_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.05%
C000023055_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.08%
C000023055_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.70%
C000023055_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.15%
C000059267_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.28%
C000059267_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.60%
C000059267_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.90%
C000150640_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000150640_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000150640_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.23%
C000071391_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Emerging Markets Equity Central Fund
C000071391_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000071391_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 8,288
C000071391_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 9,905
C000071391_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 12,337
C000071391_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,819
C000071391_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 12,436
C000071391_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 14,390
C000071391_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 17,151
C000071391_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,498
C000071391_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 13,235
C000071391_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,648	$ 16,648	$ 16,648	$ 16,648
C000071391_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Emerging Markets Equity Central Fund Linked Index℠
C000071391_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000071391_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													8,076
C000071391_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,434
C000071391_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,558
C000071391_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,458
C000071391_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,259
C000071391_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,317
C000071391_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,488
C000071391_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,416
C000071391_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,639
C000071391_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,673	14,673	14,673	$ 14,673
C000071391_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000071391_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000071391_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													8,076
C000071391_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,434
C000071391_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,558
C000071391_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,468
C000071391_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,240
C000071391_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,427
C000071391_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,691
C000071391_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,563
C000071391_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,802
C000071391_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,879	$ 14,879	$ 14,879	$ 14,879
C000071391_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.79%
C000071391_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.01%
C000071391_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.23%
C000071391_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.06%
C000071391_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.44%
C000071391_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.91%
C000023055_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Floating Rate Central Fund
C000023055_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000023055_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,997
C000023055_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,592
C000023055_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,204
C000023055_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,837
C000023055_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,334
C000023055_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,385
C000023055_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							13,499
C000023055_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,231
C000023055_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,037
C000023055_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,520	$ 16,520	$ 16,520	$ 16,520
C000023055_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® LSTA® US Performing Loans
C000023055_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000023055_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,188
C000023055_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,769
C000023055_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,353
C000023055_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,975
C000023055_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,334
C000023055_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,501
C000023055_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							13,604
C000023055_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,250
C000023055_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,023
C000023055_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,506	16,506	16,506	$ 16,506
C000023055_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000023055_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000023055_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,233
C000023055_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,859
C000023055_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,963
C000023055_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,853
C000023055_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,946
C000023055_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,745
C000023055_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,771
C000023055_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,865
C000023055_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,040
C000023055_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,373	$ 12,373	$ 12,373	$ 12,373
C000023055_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.87%
C000023055_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.02%
C000023055_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.15%
C000023055_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.87%
C000023055_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.00%
C000023055_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.14%
C000059267_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® International Equity Central Fund
C000059267_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059267_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,322
C000059267_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,970
C000059267_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,918
C000059267_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,193
C000059267_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,167
C000059267_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								13,495
C000059267_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							17,330
C000059267_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,615
C000059267_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,867
C000059267_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,480	$ 20,480	$ 20,480	$ 20,480
C000059267_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA (Linked 10/1/2015) Index
C000059267_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059267_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,147
C000059267_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,824
C000059267_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,688
C000059267_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,027
C000059267_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,941
C000059267_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								11,985
C000059267_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,192
C000059267_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,585
C000059267_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,398
C000059267_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,038	18,038	18,038	$ 18,038
C000059267_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index
C000059267_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059267_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,001
C000059267_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,666
C000059267_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,500
C000059267_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,834
C000059267_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,750
C000059267_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								11,793
C000059267_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,948
C000059267_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,399
C000059267_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,167
C000059267_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,748	$ 17,748	$ 17,748	$ 17,748
C000059267_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.07%
C000059267_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.98%
C000059267_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			7.43%
C000059267_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.28%
C000059267_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.60%
C000059267_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.08%
C000150640_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Real Estate Equity Central Fund
C000150640_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000150640_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,819
C000150640_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,889
C000150640_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,121
C000150640_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,574
C000150640_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,960
C000150640_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								13,391
C000150640_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							17,862
C000150640_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						14,389
C000150640_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,950
C000150640_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,989	$ 19,989	$ 19,989	$ 19,989
C000150640_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE® NAREIT® Equity REITs Index
C000150640_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000150640_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,916
C000150640_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,885
C000150640_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,964
C000150640_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,419
C000150640_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,706
C000150640_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,035
C000150640_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							16,535
C000150640_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,822
C000150640_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,234
C000150640_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	19,179	19,179	19,179	$ 19,179
C000150640_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000150640_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000150640_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 9,703
C000150640_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,200
C000150640_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,284
C000150640_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 15,663
C000150640_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 16,330
C000150640_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 18,803
C000150640_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 24,445
C000150640_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 20,663
C000150640_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 25,130
C000150640_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,265	$ 34,265	$ 34,265	$ 34,265
C000150640_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.70%
C000150640_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.97%
C000150640_NoLoadClassMember_2023-10-01_2024-09-30Member
Account Value [Line Items]
Average Annual Return, Percent	7.23%
C000150640_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.74%
C000150640_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.46%
C000150640_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.79%